Revenue from Contract with Customers - Schedule of Revenue from Contract with Customers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Types services
Total revenue from customers	$ 14,302,622	$ 12,013,543	$ 23,127,919	$ 21,363,775	$ 19,008,184
Subscription Income [Member]
Types services
Total revenue from customers	8,378,895	7,451,974
Carriage/Placement fees [Member]
Types services
Total revenue from customers	4,695,452	3,189,167
Advertisement Income [Member]
Types services
Total revenue from customers	278,991	151,250
Unbilled Revenue [Member]
Types services
Total revenue from customers	720,000	1,122,856
Device activation fees [Member]
Types services
Total revenue from customers	229,283	98,296
Product transferred at point in time [Member]
Types services
Total revenue from customers
Services transferred over time [Member]
Types services
Total revenue from customers	$ 14,302,622	$ 12,013,543